AQUILA NARRAGANSETT TAX-FREE INCOME FUND
AQUILA NARRAGANSETT TAX-FREE INCOME FUND
Investment Objective
The Fund’s objective is to provide you as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 21 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 22 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 25 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 48 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AQUILA NARRAGANSETT TAX-FREE INCOME FUND	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS A		AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS C	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS I	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses AQUILA NARRAGANSETT TAX-FREE INCOME FUND		AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS A	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS C	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS I	AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y
Management Fee		0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee		0.15%	0.75%	0.15%	none
Other Expenses		0.25%	0.50%	0.41%	0.25%
Total Annual Fund Operating Expenses		0.90%	1.75%	1.06%	0.75%
Total Fee Waivers and/or Reimbursement	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	0.83%	1.68%	0.99%	0.68%
[1]	The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 0.99% for Class I Shares or 0.68% for Class Y Shares. These expense limitations are in effect until September 30, 2014. Prior to September 30, 2014, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AQUILA NARRAGANSETT TAX-FREE INCOME FUND (USD $)	1 year	3 years	5 years	10 years
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS A	481	669	872	1,457
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS C	271	544	942	1,625
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS I	101	330	578	1,288
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y	69	233	410	924

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
AQUILA NARRAGANSETT TAX-FREE INCOME FUND AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS C	171	544	942	1,625

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended June 30, 2012 and during the fiscal period ended March 31, 2013, the Fund's portfolio turnover rate was 11% and 8%, respectively, of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Rhode Island state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, all or almost all of these obligations are issued by the State of Rhode Island, its counties and various other local authorities. We call these “Rhode Island Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Rhode Island Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Rhode Island Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Fund’s average portfolio maturity goal has traditionally been between 10 and 12 years.

At the time of purchase, the Fund’s Rhode Island Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Citizens Investment Advisors, a department of RBS Citizens, N.A.

The Sub-Adviser selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
Market Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

Interest Rate Risk.  The value of your investment may  go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Rhode Island and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Rhode Island and other municipal issuers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Rhode Island’s unemployment rate is the third-highest in the nation.  The state has depleted the resources it set aside to pay unemployment benefits and is now borrowing from the Federal Trust Fund to make benefit payments to unemployed Rhode Islanders.  Rhode Island continues to face significant budget deficits.  As a result of a significant budget deficit and unfunded pension liabilities, the City of Central Falls went into receivership in 2010, and the State Receiver filed for Federal Chapter 9 bankruptcy protection for the City of Central Falls on August 1, 2011.  The City filed a plan of debt adjustment with the Bankruptcy Court in September 2011.  The City’s plan of debt adjustment was approved by the Bankruptcy Court in September 2012.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Tax Risk. The income on the Fund’s Rhode Island Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

An investment in the Fund is not a deposit in RBS Citizens, N.A., any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2003 - 2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.98% (quarter ended September 30, 2004) and the lowest return for a quarter was -2.50% (quarter ended June 30, 2004).

The year-to-date (from January 1, 2013 to June 30, 2013) total return for Class Y Shares was -3.45%.

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Returns AQUILA NARRAGANSETT TAX-FREE INCOME FUND	1 Year	5 Years	10 Years
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS A	0.59%	3.50%	3.52%
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS C	3.00%	3.49%	3.08%
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS I	4.74%	4.22%	3.84%
AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y	4.96%	4.51%	4.10%
After Taxes on Distributions AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y	4.96%	4.50%	4.09%
After Taxes on Distributions and Redemption AQUILA NARRAGANSETT TAX-FREE INCOME FUND CLASS Y	4.47%	4.40%	4.05%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	3.84%	5.47%	4.53%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.